Investment Strategy - Roundhill Generative AI & Technology ETF	Aug. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of exchange-listed companies globally, including those in emerging markets, which are involved in the investment theme of artificial intelligence (“AI”), focused on generative AI and related technologies.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of AI and Technology Companies (defined below). The Fund’s 80% policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days notice prior to any such change.

Overview of Generative AI:

AI refers to computer simulation of human intelligence in computers that are programmed to think and learn like humans. It is a branch of computer science that deals with the creation of intelligent machines that work and react like humans. Some of the key techniques used in AI include:

●	machine learning - learning a new task without being specifically programmed to do it,

●	deep learning - learning by example,

●	natural language processing - understanding human language text or speech,

●	computer vision - interpreting and understanding the visual world (e.g., distinguishing faces), and

●	expert systems - which simulate the judgment and behavior of humans with expertise in a particular field (e.g., medicine).

AI has a wide range of applications, such as self-driving cars, speech recognition, image recognition, natural language understanding, decision-making, and many more. With the advancement of technology and the increasing amount of data available, AI is becoming increasingly important in many industries.

More specifically, generative AI refers to a set of technologies where computer systems can generate original content based on the data they have been trained in response to prompts from a user. It uses a type of deep learning called generative adversarial networks and has a wide range of applications, including creating images, text, and audio.

AI and Technology Companies. For purposes of the Fund’s 80% requirement, the Fund considers a company to be an AI Company or a Technology Company if it derives 50% or more of its revenue in one or more of the following proprietary sectors: (i) AI software and/or generative AI software, including the development, training, and commercialization of large language models(“LLMs”), foundation models, and generative AI applications and tools (ii) cloud infrastructure services (e.g., services that provide infrastructure-as-a-service to support the training of AI models), (iii) AI semiconductors (e.g., designing and manufacturing of key semiconductors for AI applications), (iv) networking, connectivity, optical, data transmission technologies, and infrastructure, including servers, storage, networking and interconnect equipment, optical and photonic components, and related hardware supporting AI workloads, (v) AI services (e.g., consulting and implementation services for generative AI software), (vi) software and information technology services companies, (vii) manufacturers and distributors of technology hardware and equipment (e.g., communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments), (viii) semiconductors and semiconductor equipment, (ix) interactive media and services, (x) diversified consumer services, broadline retail, and entertainment companies involved in the foregoing, and (xi) other products, services, or technologies that enable, support, or benefit from the development, adoption, or application of AI and related technologies.

Portfolio Construction:

The Fund’s sub-adviser, Roundhill Financial Inc. (“Roundhill” or the “Sub-Adviser”), uses a proprietary methodology in an attempt to assess companies best positioned to benefit from the anticipated growth of generative AI and related technologies. The Sub-Adviser utilizes a proprietary exposure score to assess the relevance of companies to generative AI, including a transcript score and sector score.

The transcript score utilizes proprietary keyword analysis from publicly available documents including company filings, transcripts, presentations, and press releases to identify references to various AI and related technology terms.

The sector score utilizes a proprietary sector methodology to categorize companies related to AI, including AI software, cloud infrastructure services, semiconductors, network infrastructure and AI services. The score assesses the materiality of generative AI and related technologies to the company’s expected financial performance, including revenue, profit and research and development (R&D) spending. Companies that are expected to derive 50% or more of their revenue or profit from generative AI and related technologies or invest 50% or more of their R&D budget into these areas receive the highest score. Companies expected to derive at least 10% and up to 50% of revenue and profit from generative AI and related technologies or invest at least 10% and up to 50% of their R&D budget in these areas receive a lesser score. Companies expected to derive no more than 10% of revenue and profit or invest no more than 10% of their R&D budget in generative AI and related technologies receive the lowest score.

The transcript score and sector score are combined to create an aggregate exposure score and are weighted by their exposure to the score subject to market capitalization (at least $250 million in market capitalization) and liquidity constraints (a minimum average daily trading volume of at least $500,000). As a result, the Fund’s investments may include micro-, small-, medium- and large-capitalization companies.

The Fund’s portfolio will generally consist of between 25 and 50 securities. The Fund may invest in securities offered in an initial public offering (“IPO”) or in companies that have recently completed an IPO. The Fund may invest in foreign securities directly or indirectly via depositary receipts (e.g., American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)).

The Fund will operate as a non-diversified fund under the Investment Company Act of 1940, as amended (the 1940 Act), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in securities of companies with principal business activities in groups of industries that comprise the technology sector.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of AI and Technology Companies (defined below).